Property and equipment (Tables)	12 Months Ended
Jan. 28, 2012
Schedule of Property and Equipment

($ In millions)	Useful life (in years)	January 28, 2012	January 29, 2011

Land		$747	$765
Buildings	45-50	2,079	2,120
Furniture and equipment	3-20	1,915	1,835
Leasehold improvements	10-25	2,662	2,485
Costs of computer software	5	182	170
Construction in progress		17	25
Leased equipment under capital lease	3-8	84	105

		7,686	7,505
Less: accumulated depreciation and amortization		3,628	3,430

		4,058	4,075
Less: net assets held for sale		6	14

Total		$4,052	$4,061

Disclosure of Assets Held for Sale

Assets held for sale represent assets owned by us that we have committed to sell in the near term. The following assets are classified as held for sale and are included in Prepaid expenses and other current assets on our Consolidated Balance Sheets:

(In millions)	January 28, 2012	January 29, 2011

Land	$4	$9
Buildings	4	7
Leasehold improvements	1	2

	9	18
Less: accumulated depreciation and amortization	3	4

Net assets held for sale	$6	$14